General and Administrative	12 Months Ended
Mar. 31, 2022
Disclosure Of General And Administrative Expense Text Block Abstract
General and administrative
18	General and administrative

The following items have been included in arriving at general and administrative:

	2022	2021	2020
	US$	US$	US$
		(Restated)	(Restated)
Professional fees	816,406	168,862	457,764
Wages and benefits	876,512	438,259	576,995
Travel expenses	52,520	23,539	51,727
Depreciation of property, plant and equipment	64,977	76,509	86,406
Depreciation of right of use assets	90,327	52,745	36,465
Business taxes and surcharges	—	13,400	3,956
Meals and entertainment	13,299	9,964	34,312
Share-based compensation	1,468,800	—	—
Office expenses	120,854	—	—
Insurance costs	260,213	—	—
Provision for doubtful debt	—	—	880,795
Loss on termination of lease	—	10,952	—
Other	54,622	15,148	1,822
	3,818,530	809,378	2,130,242